Maturities of Available-For-Sale Debt Securities Included in Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014
Cost
Due after five years	¥ 843
Available-for-sale Debt Securities, Amortized Cost Basis	843
Fair value
Due after five years	961
Available-for-sale Securities, Debt Securities	¥ 961